Lease Commitments	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Commitments
Note 15. Lease Commitments

As of January 1, 2019, the Company adopted ASU 2016-02, Leases (Topic 842). The main impact to the financial statements is the recognition of lease liabilities and right of use assets.

Turning Point

Turning Point’s leases consist primarily of leased property for its manufacturing warehouse, head offices and retail space as well as vehicle leases. In general, Turning Point does not recognize any renewal periods within the lease terms as there are not significant barriers to ending the lease at the initial term. Lease and non-lease components are accounted for as a single lease component.

Standard Outdoor

Standard Outdoor leases land and constructs a billboard that it owns, or leases an existing billboard owned by a third party. Standard Outdoor does recognize certain renewal periods to match the remaining useful life of its billboard structures. From a lessor perspective, Standard Outdoor has operating leases related to customers that use its billboards to advertise; however, these lessees are typically considered to be short-term (less than 12 months) and are not cyclical with the same lessee.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet. Lease expense for these leases is recognized on a straight-line basis over the lease term.

The components of lease expense consist of the following:

(In thousands)	For the Year Ended December 31, 2019
Operating lease cost:
Cost of sales	$1,188
Selling, general and administrative	3,108
Variable lease cost (1)	698
Short-term lease cost	147
Sublease income	(110)
Total	$5,031

(1)	Variable lease cost primarily includes elements of a contract that do not represent a good or service, but for which the lessee is responsible for paying.

Supplemental balance sheet information related to leases consist of the following as of:

(In thousands)	December 31, 2019
Assets:
Right of use assets	$14,490
Total leased assets	$14,490

Liabilities:
Current lease liabilities (1)	$2,453
Long-term lease liabilities	13,262
Total lease liabilities	$15,715

(1)	Reported within accrued liabilities on the consolidated balance sheet.

December 31, 2019
Consolidated weighted average remaining lease term - operating leases	8.7 years
Consolidated weighted average discount rate - operating leases	6.66%

Nearly all the lease contracts for the Company do not provide a readily determinable implicit rate. For these contracts, the Company estimated the incremental borrowing rate based on information available upon the adoption of ASU 2016-02. The Company applied a consistent method in periods after the adoption of ASU 2016-02 to estimate the incremental borrowing rate.

As of December 31, 2019, future maturities of lease liabilities consist of the following:

Year	Payments (in thousands)
2020	$3,534
2021	3,207
2022	2,600
2023	2,179
2024	1,387
Thereafter	8,401
Total lease payments	21,308
Less: Imputed interest	5,593
Present value of lease liabilities	$15,715

As of December 31, 2019, Turning Point had operating leases with lease liabilities of $1.5 million which had not yet commenced. The leases are primarily related to vehicles for business use. Turning Point recognized a $0.3 million impairment of right of use assets in the fourth quarter 2019 related to planned store closures.